Inventories, net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Coal	$ 99,820	$ 118,504	$ 129,989
Raw materials, parts, supplies and other, net	97,825	89,086	53,960
Total inventories, net	$ 197,645	$ 207,590	$ 183,949